Commitments and Contingencies	12 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

The Company's subsidiaries lease administrative office space under various operating leases. Rental expenses recognized using the straight line basis under operating leases amounted to $827,593, $730,705 and $565,328 for the years ended June 30, 2019, 2018 and 2017, respectively.

Future minimum lease payments under non-cancelable operating leases are as follows:

Twelve months ending June 30,	Lease expense
2020	$1,056,045
2021	664,528
2022	128,814
Total	$1,849,387

Contingencies

From time to time, the Company is subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Company is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Company's business, financial position, results of operations or cash flows.